Unaudited Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating revenues
Time charter revenues	$ 29,900	$ 31,200	$ 51,900	$ 54,800
Total operating revenues	29,900	31,200	51,900	54,800
Operating expenses
Vessel operating expenses	(7,100)	(5,600)	(14,000)	(10,500)
Voyage expenses and commissions	(400)	(300)	(500)	(700)
General and administrative expenses	(1,500)	(1,300)	(2,600)	(2,700)
Depreciation	(7,300)	(6,500)	(14,600)	(11,900)
Total operating expenses	(16,300)	(13,700)	(31,700)	(25,800)
Operating income	13,600	17,500	20,200	29,000
Income (loss) from equity method investments	(1)	0	4	0
Financial income (expenses), net
Interest income	300	400	400	600
Interest expense, net of amounts capitalized	(12,800)	(11,000)	(25,900)	(20,200)
Total financial expenses, net	(12,500)	(10,600)	(25,500)	(19,600)
Net income (loss) before income tax	1,100	6,900	(5,300)	9,400
Income tax (expense) / credit	0	0	0	0
Net income (loss) attributable to shareholders of Himalaya Shipping Ltd.	1,100	6,900	(5,300)	9,400
Total comprehensive income (loss) attributable to shareholders of Himalaya Shipping Ltd.	$ 1,100	$ 6,900	$ (5,300)	$ 9,400
Basic earnings (loss) per share (in USD per share)	$ 0.02	$ 0.16	$ (0.12)	$ 0.21
Diluted earnings (loss) per share (in USD per share)	$ 0.02	$ 0.16	$ (0.12)	$ 0.21